As filed with the Securities and Exchange Commission on June 23, 2006

                              Investment Company Act File No. 811-______________
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-2

                        (CHECK APPROPRIATE BOX OR BOXES)


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. ____

                              ---------------------

                         OLD MUTUAL 2100 ABSOLUTE RETURN
                               MASTER FUND, L.L.C.
               (Exact name of Registrant as specified in Charter)

                       4643 South Ulster Street, 6th Floor
                             Denver, Colorado 80237
                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code: (720) 200-7600

                                David J. Bullock
                          c/o Old Mutual Capital, Inc.
                       4643 South Ulster Street, 6th Floor
                             Denver, Colorado 80237
                     (Name and address of agent for service)

                                   COPIES TO:
                             George M. Silfen, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                               New York, NY 10022

                                Andra Ozols, Esq.
                            Old Mutual Capital, Inc.
                       4643 South Ulster Street, 6th Floor
                             Denver, Colorado 80237
--------------------------------------------------------------------------------

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, interests in Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such interests will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in Registrant may be made only by individuals or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in Registrant.

                                     PART A

         Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

         Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2 of Old Mutual 2100 Absolute Return Fund, L.L.C. (the "Feeder Fund"), as filed with the Securities and Exchange Commission (the "Commission") on April 28, 2006 (the "Feeder Fund's Registration Statement").

ITEM 3.  FEE TABLE.*

         This table describes the fees and expenses that you will pay if you buy and hold limited liability company interests in Old Mutual 2100 Absolute Return Master Fund, L.L.C. (the "Master Fund"). Because the Master Fund has not been operational for a full year, many of these expenses are estimates.

Annual Expenses (as a percentage of net assets of the Master Fund):
Management Fee              0%(1)
Other Expenses(2)       [___]%
Total Annual Expenses   [___]%

(1) For a discussion of the payment of the Management Fee, please see the section entitled "Investment Advisory Services" in the Feeder Fund's prospectus (the "Prospectus") included in the Feeder Fund's Registration Statement.

(2) "Other Expenses" are estimated based on the Master Fund's net assets of $___ million and anticipated expenses for the first year of the Master Fund's operations, and includes professional fees and other expenses, including, without limitation, offering costs of the Master Fund, including custody fees and expenses.

The purpose of the table above and the example below is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled "Investment Advisory Services" and "Fees and Expenses" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

               Example                1 Year    3 Years    5 Years    10 Years

You would pay the following
expenses on a $1,000 investment
in the Master Fund, assuming a
5% annual return:                     $ [__]    $ [__]     $ [__]     $ [__]

The example above is based on the expenses set forth above and should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown and the actual rate of return may be greater or less than the hypothetical 5% return assumed in the examples.


* To be filed by amendment.

ITEM 8.  GENERAL DESCRIPTION OF THE REGISTRANT.

         The Master Fund is a closed-end, non-diversified, management investment company that was organized as a limited liability company under the laws of the State of Delaware on April 25, 2006. Interests in the Master Fund are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by "accredited investors," as defined in Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

         The Master Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. In pursuing its investment objective, the Master Fund invests its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. In allocating the assets of the Master Fund, it is expected that 2100 Larch Lane LLC ("2100") will take an "absolute return" approach, I.E., seek to generate returns that are not highly correlated with the performance of major equity, bond or commodities markets. In doing so, 2100 expects to emphasize investments with Portfolio Managers that pursue "Relative Value Arbitrage Strategies" and "Long-Short Trading Strategies." Relative Value Arbitrage Strategies generally involve the simultaneous purchase and sale of 'like' securities in order to seek to profit from pricing discrepancies between markets. Long-Short Trading Strategies involve the purchase of stocks which are believed to be undervalued and the selling short of stocks believed to be overvalued. Statistical Arbitrage and Fundamental Long-Short Strategies are among the strategies used in long-short trading. Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Program," "Investment Practices and Related Risk Factors" and "Additional Risk Factors" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 9.  MANAGEMENT

         A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled "Management of the Fund," and "Investment Advisory Services" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement. The following list identifies the specific sections of the Feeder Fund's Prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)         Management of the Fund

Item 9.1(b)         Investment Advisory Services

Item 9.1(c)         Investment Advisory Services

Item 9.1(d)         Administrator

Item 9.1(e)         Custodian and Escrow Agent

Item 9.1(f) The Master Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund's investments, including its investments in Portfolio Funds, all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Master Fund; transfer taxes and premiums, taxes withheld on foreign dividends and, if applicable in the event the Master Fund utilizes a Portfolio Account (as defined in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement), brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees); all costs and expenses associated with the establishment of Portfolio Accounts; any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Master Fund; audit and tax preparation fees and expenses; administrative expenses and fees of the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Master Fund; fees and travel-related expenses of the Board of Managers of the Master Fund (the "Board") who are not employees of Old Mutual Capital, Inc., the Master Fund's investment adviser (the "Adviser") or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund's transactions among 2100 and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

Item 9.1(g)         Not Applicable

Item 9.2            Not Applicable

Item 9.3            None

ITEM 10.    CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1.  CAPITAL STOCK

         The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. An investor in the Master Fund will be a member (a "Member") of the Master Fund and his or her rights in the Master Fund will be established and governed by the limited liability company agreement of the Master Fund (the "Master Fund Agreement"), which is attached herewith. The following is a summary description of certain provisions of the Master Fund Agreement. The description of such provisions is not definitive and reference should be made to the complete text of the Master Fund Agreement.

         The security purchased by an Investor is a limited liability company interest (an "Interest") in the Master Fund. All Interests shall be fully paid and nonassessable. Investors shall have no preemptive or other rights to subscribe for any additional Interests.

         The management and operation of the Master Fund and its business and affairs will be vested solely in the Board, and the members of the Board will be the "directors" of the Master Fund (each, a "Director" and collectively, the "Directors"). In no event shall any Member, in his or her capacity as such, have any role in the management of the Master Fund's affairs. The Members shall have power to vote only: (i) for the election of Directors as provided in the following paragraph; (ii) with respect to any amendment of the Master Fund Agreement, to the extent and as provided therein; and (iii) with respect to such additional matters relating to the Master Fund as may be required by the Master Fund Agreement, applicable law or as the Board may consider necessary or desirable. With respect to any matter requiring the vote of Members, the Members shall vote in proportion to the value of their respective capital accounts as of the record date applicable to the consideration of such matter.

         There will normally be no meetings of Members for the purpose of electing Directors except that, in accordance with the Investment Company Act of 1940 (the "1940 Act"): (i) the Master Fund will hold a meeting of Members for the election of Directors at such time as less than a majority of the Directors holding office have been elected by Members; and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the members of the Board holding office have been elected by the Members, that vacancy may be filled only by a vote of the Members.

         The Board may admit Members to the Master Fund from time to time upon the execution by a prospective investor of an appropriate signature page to the Master Fund Agreement or upon the completion and execution, and the acceptance of the same by the Board, of a subscription agreement or investor certification in a form specified by the Board from time to time. The Board may in its absolute discretion reject any subscription for an Interest. Interests will be issued only in a transaction or transactions not requiring registration under the 1933 Act.

         The Master Fund may be dissolved: (i) by affirmative vote of the Board to dissolve the Master Fund; (ii) by affirmative vote of the Members of the Master Fund holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members; (iii) upon the failure of Members to elect a successor Director at a meeting called by the Adviser in the event that no Director remains to continue the business of the Master Fund; (iv) upon the expiration of any two-year period that commences on the date on which any Member has submitted a written notice to the Master Fund to tender its entire Interest for repurchase by the Master Fund if such Interest has not been repurchased by the Master Fund; or (v) as required by applicable law.

ITEM 10.2.  LONG-TERM DEBT.

         Not applicable.

ITEM 10.3.  GENERAL.

         Not applicable.

ITEM 10.4.  TAXES.

         Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 10.5.  OUTSTANDING SECURITIES.

         As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6.  SECURITIES RATINGS.

         Not applicable.

ITEM 11.  DEFAULTS AND ARREARS ON SENIOR SECURITIES.

         Not applicable.

ITEM 12.  LEGAL PROCEEDINGS.

         Not applicable.

ITEM 13.  TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

         Not applicable.

                                     PART B

         Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

         Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder Fund's Registration Statement on Form N-2.

ITEM 14.  COVER PAGE.

         Not applicable.

ITEM 15.  TABLE OF CONTENTS.

         Not applicable.

ITEM 16.  GENERAL INFORMATION AND HISTORY.

         Not applicable.

ITEM 17.  INVESTMENT OBJECTIVE AND POLICIES.

         Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

         Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund's investment process, is incorporated by reference from the sections entitled "Investment Program," "Investment Practices and Related Risk Factors" and "Additional Risk Factors" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 18.  MANAGEMENT.

         Information about the Directors and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Directors, the committees of the Board and the material factors considered by the Board and its conclusions thereto in approving the investment management agreement with the Adviser and the Adviser's sub-advisory agreement with 2100 is incorporated by reference from the sections entitled "Management of the Fund" and "Investment Advisory Services" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 19.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

         None.

ITEM 20.  INVESTMENT ADVISORY AND OTHER SERVICES.

         Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "Investment Advisory Services" and "Additional Information and Summary of Limited Liability Company Agreement" in the Feeder Fund's Prospectus, included in the Feeder Fund's Registration Statement.

ITEM 21.  PORTFOLIO MANAGERS

         Information about the portfolio managers and their other accounts managed, compensation and ownership of securities is incorporated herein by reference from the section entitled "Investment Advisory Services" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 22.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

         A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Brokerage" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 23.  TAX STATUS.

         Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 24.  FINANCIAL STATEMENTS.

         The Master Fund will issue a complete set of financial statements on an
annual  basis  prepared  in  accordance  with  generally   accepted   accounting
principles.

                                     PART C

                                OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial Statements:

                Because the Registrant has no assets, financial statements are omitted.

        (2) Exhibits:

        (a) (1) Certificate of Formation

            (2) Limited Liability Company Agreement*

        (b) Not Applicable

        (c) Not Applicable

        (d) See Item 25(2)(a)(2)

        (e) Not Applicable

        (f) Not Applicable

        (g) (i) Form of Management Agreement*

            (ii) Form of Sub-Advisory Agreement*

        (h) Not Applicable

        (i) Not Applicable

        (j) Form of Custodian Services Agreement*

        (k) Form of Administration Agreement*

        (l) Not Applicable

        (m) Not Applicable

        (n) Not Applicable

        (o) Not Applicable

        (p) Not Applicable

        (q) Not Applicable

        (r) Form of Code of Ethics*

ITEM 26. MARKETING ARRANGEMENTS

                  Not Applicable.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION*

         All figures are estimates:

            Blue sky fees and expenses (including fees
              of counsel).........................................  $ _____
            Accounting fees and expenses..........................  $ _____
            Legal fees and expenses...............................  $ _____
            Printing and offering expenses........................  $ _____
            Miscellaneous.........................................  $ _____

                     Total........................................  $ _____

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         After completion of the private offering of interests, Registrant expects that no person will be directly or indirectly under common control with Registrant.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES


         Title of Class                   Number of Record Holders
         -------------                    ------------------------
         Limited Liability Company        [1- Only the Feeder Fund
         Interests                        invests in the Registrant]

ITEM 30. INDEMNIFICATION*



ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         A  description  of  any  other  business,   profession,   vocation,  or
employment of a substantial nature in which the investment adviser of Registrant, and each member, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, director, officer, employee, partner or trustee, is set forth in Feeder Fund's Prospectus in the sections entitled "Management of the Fund" and "Investment Advisory Services." Information as to the members and officers of Old Mutual Capital, Inc. is included in its Form ADV as filed with the Commission (File No. 801-63140), and is incorporated herein by reference. Information as to the members and officers of 2100 Larch Lane LLC is included in its Form ADV as filed with the Commission (File No. 801-64829), and is incorporated herein by reference.


* To be filed by amendment.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

         [_____________________], Registrant's Administrator, maintains certain required accounting related and financial books and records of Registrant at [_______________]. The other required books and records are maintained by Old Mutual Capital, Inc. at 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237.

ITEM 33. MANAGEMENT SERVICES

         Not applicable.

ITEM 34. UNDERTAKINGS

         Not Applicable.

         Pursuant to the requirements of the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 23rd day of June, 2006.




                                            OLD MUTUAL 2100 ABSOLUTE RETURN
                                            MASTER FUND, L.L.C.


                                            By:    /s/ David J. Bullock
                                                   ---------------------------
                                                   Name:  David J. Bullock
                                                   Title: Manager

                                  EXHIBIT INDEX

       EXHIBIT NUMBER      DOCUMENT DESCRIPTION
            (a) (1)        Certificate of Formation